Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Azzad Ethical Fund
Account Value [Line Items]
Account Value	$ 20,964	$ 21,125	$ 20,604	$ 19,994	$ 16,581	$ 15,785	$ 22,970	$ 21,465	$ 19,503	$ 15,722	$ 14,954	$ 14,084	$ 11,502	$ 12,660	$ 11,892	$ 10,786	$ 9,652	$ 9,363	$ 9,417	$ 10,363	$ 10,000
Azzad Wise Capital Fund
Account Value [Line Items]
Account Value	12,117	11,826	11,593	11,347	11,106	11,017	11,493	11,411	11,269	10,931	10,886	10,674	10,345	10,300	10,335	10,208	10,065	10,088	9,928	9,973	10,000
Russell 3000 [Member]
Account Value [Line Items]
Account Value	32,609	29,908	26,337	24,292	20,910	20,421	25,881	23,709	20,595	16,444	17,036	15,435	13,003	14,164	13,724	12,341	11,330	10,413	10,047	10,194	10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	29,818	25,880	24,420	22,493	19,400	18,268	26,473	25,937	23,483	18,039	17,318	16,119	12,785	14,147	13,421	11,934	10,713	10,195	9,980	10,418	10,000
ICE BofA ML US Corp Govt Index
Account Value [Line Items]
Account Value	11,347	11,347	11,185	10,813	10,691	10,756	11,110	11,160	11,156	11,100	10,795	10,655	10,373	10,217	10,206	10,190	10,119	10,156	9,990	9,998	10,000
Bloomberg [Member]
Account Value [Line Items]
Account Value	$ 11,432	$ 11,210	$ 11,291	$ 10,923	$ 10,699	$ 11,026	$ 12,299	$ 12,291	$ 12,492	$ 12,332	$ 11,620	$ 11,341	$ 10,688	$ 10,514	$ 10,687	$ 10,556	$ 10,321	$ 10,589	$ 10,055	$ 9,990	$ 10,000